Development Grant	12 Months Ended
Dec. 31, 2020
Development Grant
Development Grant

8. DEVELOPMENT GRANT

On June 7, 2012, the Company entered into a project funding agreement with the Canada-Israel Research and Development Foundation (“CIIRDF”). The purpose of the grant was to fund the Company’s activities related to the development of a cognitive assessment and treatment platform for childhood attention deficit disorder and attention hyperactivity disorder (the “Development”). Under the terms of the grant, CIIRDF would fund up to CAD$300,000 of development activities related to the Development. The grant is repayable to CIIRDF based on 2.5% of annual gross sales related to products developed from the Development. The Company received CAD$225,000 from CIIRDF to fund the Development. The Company no longer pursues the Development, and the grant is no longer payable as no sales will be generated from the Development. During the year ending December 31, 2020, the Company recorded $176,933 as other income in relation to the grant.